SUBSEQUENT EVENTS (Details) - USD ($)	Oct. 29, 2024	Oct. 25, 2024	Oct. 04, 2024	May 20, 2024	Apr. 16, 2024	Apr. 09, 2024	Apr. 08, 2024	Mar. 12, 2024	Mar. 08, 2024	Feb. 09, 2024	Nov. 12, 2024	Oct. 16, 2024	Oct. 10, 2024	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Subsequent Event [Line Items]
Asset, Held-in-Trust														$ 70,207,500	$ 70,207,500
Debt Instrument, Maturity Date Range, End						May 14, 2024
Preferred Stock, Shares Issued														0	0	0
Preferred Stock, Par or Stated Value Per Share														$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, Value, Issued														$ 0	$ 0	$ 0
Income taxes paid					$ 461,957
Franchise [Member]
Subsequent Event [Line Items]
Income taxes paid				$ 193,183
Subsequent Event [Member]
Subsequent Event [Line Items]
Debt Instrument, Maturity Date							Dec. 31, 2024		Aug. 08, 2024	Aug. 09, 2024
Asset, Held-in-Trust						$ 60,000		$ 60,000		$ 60,000
Debt Instrument, Maturity Date Range, Start						Apr. 15, 2024		Mar. 14, 2024		Feb. 14, 2024
Debt Instrument, Maturity Date Range, End								Apr. 15, 2024		Mar. 14, 2024
Working Capital Fund And Other Expenses							$ 1,200,000
Interest Income, Other					$ 561,957
Financial instruments subject to mandatory redemption, settlement terms, number of shares											1,766,469
Subsequent Event [Member] | Series A Preferred Stock [Member] | Subscription Agreement [Member]
Subsequent Event [Line Items]
Preferred Stock, Shares Issued			222,222
Preferred Stock, Par or Stated Value Per Share			$ 90
Preferred Stock, Value, Issued			$ 20,000,000
Preferred Stock, Dividend Rate, Percentage			5.00%
Preferred Stock, Convertible, Conversion Price			$ 9
Preferred Stock, Convertible, Shares Issuable			10
Preferred Stock, Redemption Price Per Share			$ 7
Subsequent Event [Member] | Franchise [Member]
Subsequent Event [Line Items]
Income taxes paid	$ 127,200
Subsequent Event [Member] | Josh Pan [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount									$ 60,000
Subsequent Event [Member] | Sponsor [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount							$ 1,200,000
Jcw Promissory Note [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount										$ 75,000
Second JCW Promissory Note [Member] | Subsequent Event [Member] | Jun Chul Whang [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount													$ 40,000
Amount Used In Working Capital And Other Expenses													$ 40,000
Duksung Promissory Note [Member] | Subsequent Event [Member] | Duksung [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount												$ 800,000
Debt Instrument, Interest Rate, Stated Percentage												5.00%
Debt Instrument, Convertible, Conversion Price												$ 8.1
Debt Instrument Simple Interest Rate												7.00%
Debt Instrument Interest Rate Accrue Percentage												7.00%
OSR Holdings Promissory Note [Member] | Subsequent Event [Member] | OSR Holdings Co [Member]
Subsequent Event [Line Items]
Debt Instrument, Maturity Date		Oct. 25, 2025
Debt Instrument, Interest Rate, Stated Percentage		3.96%
Debt Instrument, Fee Amount		$ 300,000